Consolidated Statements of Shareholders' Equity (Deficit) - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance (in shares) at Dec. 31, 2018	23,184,612
Balance at Dec. 31, 2018	$ 2	$ 170,950	$ (178,760)	$ 42	$ (7,766)	$ (1,616)	$ (9,382)
Issuance of ordinary shares (in shares)	4,588,574
Issuance of ordinary shares	$ 1	68,565	0	0	68,566	0	68,566
Capital contribution from noncontrolling interests	$ 0	5,941	0	0	5,941	4,142	10,083
Share-based compensation (Note 10) (in shares)	112,427
Share-based compensation (Note 10)	$ 0	2,101	0	0	2,101	0	2,101
Capital contribution shared by noncontrolling interests	0	(578)	0	0	(578)	578	0
Other comprehensive income (loss)	0	0	0	98	98	(2)	96
Net loss	$ 0	0	(38,085)	0	(38,085)	(2,248)	(40,333)
Balance (in shares) at Dec. 31, 2019	27,885,613
Balance at Dec. 31, 2019	$ 3	246,979	(216,845)	140	30,277	854	31,131
Issuance of ordinary shares (in shares)	11,238,590
Issuance of ordinary shares	$ 1	111,593	0	0	111,594	0	111,594
Capital contribution from noncontrolling interests	$ 0	0	0	0	0	80	80
Share-based compensation (Note 10) (in shares)	17,710
Share-based compensation (Note 10)	$ 0	7,946	0	0	7,946	225	8,171
Capital contribution shared by noncontrolling interests	0	(67)	0	0	(67)	67	0
Other comprehensive income (loss)	0	0	0	(437)	(437)	(93)	(530)
Net loss	$ 0	0	(60,973)	0	(60,973)	(2,848)	(63,821)
Balance (in shares) at Dec. 31, 2020	39,141,913
Balance at Dec. 31, 2020	$ 4	366,451	(277,818)	(297)	88,340	(1,715)	86,625
Share-based compensation (Note 10) (in shares)	19,287
Share-based compensation (Note 10)	$ 0	3,234	0	0	3,234	48	3,282
Other comprehensive income (loss)	0	0	0	(226)	(226)	(65)	(291)
Net loss	$ 0	0	(64,179)	0	(64,179)	(4,029)	(68,208)
Forfeited restricted shares and cancellation of ordinary shares (in shares)	(262,408)
Forfeited restricted shares and cancellation of ordinary shares	$ 0	(310)	0	0	(310)	0	(310)
Exercise of share options (in shares)	28,771
Exercise of share options	$ 0	83	0	0	83	0	83
Accretion of contingently redeemable noncontrolling interest	$ 0	(258)	0	0	(258)	0	(258)
Balance (in shares) at Dec. 31, 2021	38,927,563
Balance at Dec. 31, 2021	$ 4	$ 369,200	$ (341,997)	$ (523)	$ 26,684	$ (5,761)	$ 20,923